COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of capital commitments outstanding not provided for in the financial statements

	As of	As of
	December 31, 2018	December 31, 2019

Contracted for	1,017,325	2,722,084